         As filed with the Securities and Exchange Commission on August 13, 2004
                                               Securities Act File No. 333-57793
                               Investment Company Act of 1940 File No. 811-08839

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

                      Post-Effective Amendment No. 7 / X /

                                       And

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /

                              Amendment No. 9 / X /

                          streetTRACKS(R) SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                               225 Franklin Street
                           Boston, Massachusetts 02110

                                   ----------

                    (Address of Principal Executive Offices)

                   Registrant's Telephone Number: 617-662-3971

                           Stephanie M. Nichols, Esq.
                                     Counsel
                       State Street Bank and Trust Company
                               One Federal Street
                           Boston, Massachusetts 02110
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Stuart M. Strauss, Esq.
                             Clifford Chance US LLP
                                  200 Park Ave.
                          New York, New York 10166-0153

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485, paragraph (b)

[X] on August 30, 2004 pursuant to Rule 485, paragraph (b)

[ ] 60 days after filing pursuant to Rule 485, paragraph (a)(1)

[ ] on _________________ pursuant to Rule 485, paragraph (a)(1)

[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)

[ ] on _________________ pursuant to Rule 485, paragraph (a)(2)

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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streetTRACKS(R) Series Trust

This Post-Effective Amendment No. 7 to the Registration Statement of streetTRACKS(R) Series Trust is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 6 which was filed pursuant to Rule 485(a) on June 2, 2004.

The Prospectus for the streetTRACKS(R) Dow Jones U.S. Large Cap Value Index Fund, the streetTRACKS(R) Dow Jones U.S. Large Cap Growth Index Fund, the streetTRACKS(R) Dow Jones U.S. Small Cap Value Index Fund, the streetTRACKS(R) Dow Jones U.S. Small Cap Growth Index Fund, the streetTRACKS(R) Dow Jones Global Titans Fund, the streetTRACKS(R) Wilshire REIT Index Fund, the streetTRACKS(R) Morgan Stanley Technology Index Fund, and the FORTUNE 500(R) Index Fund are not included in this filing.

Part A: INFORMATION REQUIRED IN PROSPECTUS:

The Prospectus for the SPDR(R) O-Strip ETF is incorporated herein by reference to Post-Effective Amendment No. 6.

Part B: INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the streetTRACKS(R) Dow Jones U.S. Large Cap Value Index Fund, the streetTRACKS(R) Dow Jones U.S. Large Cap Growth Index Fund, the streetTRACKS(R) Dow Jones U.S. Small Cap Value Index Fund, the streetTRACKS(R) Dow Jones U.S. Small Cap Growth Index Fund, the streetTRACKS(R) Dow Jones Global Titans Fund, the streetTRACKS(R) Wilshire REIT Index Fund, the streetTRACKS(R) Morgan Stanley Technology Index Fund, the FORTUNE 500(R) Index Fund and the SPDR(R) O-Strip ETF is incorporated herein by reference to Post-Effective Amendment No. 6.

Part C:

                                     PART C
                                OTHER INFORMATION

ITEM 22. Exhibits.

(a)(i) Declaration of Trust was filed on June 28, 1998 and is incorporated herein by reference.

(a)(ii) Amended and Restated Declaration of Trust was filed on September 25, 2000, and is incorporated herein by reference.

(b) Bylaws of the Trust were filed on September 25, 2000, and is incorporated herein by reference.

(c) Global certificates evidencing shares of the Beneficial Interest, $.01 par value, of each Fund were filed on September 25, 2000, and are incorporated herein by reference.

(d)(i) Amended and Restated Investment Management Agreement between the Trust and SSgA Funds Management, Inc. was filed on October 28, 2003, and is incorporated herein by reference.

(d)(ii) Amended and Restated Sub-Advisory Agreement between the Trust on behalf of the streetTRACKS(R) Wilshire REIT Index Fund and SSgA Funds Management, Inc. was filed on October 28, 2003, and is incorporated herein by reference.

(e) Distribution Agreement between the Trust and State Street Capital Markets was filed on September 25, 2000, and is incorporated herein by reference.

(f)               Not applicable.

(g) Custodian and Accounting Services Agreement was filed on September 25, 2000, and is incorporated herein by reference.

(h)(i) Administration Agreement was filed on September 25, 2000, and is incorporated herein by reference.

(h)(ii) Transfer Agency Services Agreement was filed on September 25, 2000, and is incorporated herein by reference.

(h)(iii) Addendum to Transfer Agency Services Agreement is filed herewith.

(h)(iv)           Form of Participant Agreement filed herewith.

(h)(v) Form of Sales and Investor Services Agreement was filed on September 25, 2000, and is incorporated herein by reference.

(i) Opinion and Consent of Mayer Brown & Platt was filed on September 25, 2000, and is incorporated herein by reference

(j)               Consent of Ernst & Young, LLC to be filed by amendment.

(k)               Not applicable.

(l) Subscription Agreement(s) between the Trust and State Street Capital Markets, LLC was filed on September 25, 2000, and is incorporated herein by reference.

(m) Distribution and Service Plan was filed on September 25, 2000, and is incorporated herein by reference.

(n)               Not applicable.

(p)(i) Code of Ethics of the Trust was filed on September 25, 2000, and is incorporated herein by reference.

(p)(ii) Code of Ethics of the Adviser was filed on June 2, 2004 and is incorporated herein by reference.

(p)(iii) Sub-Adviser has adopted the Code of Ethics used by the Adviser and filed as Exhibit (p)(ii).

(p)(iv) Distributor has adopted the Code of Ethics used by the Adviser and filed as Exhibit (p)(ii).

(q) Powers of Attorney were filed on October 28, 2003 and are incorporated herein by reference.


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ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Immediately prior to the contemplated public offering of the Trust Shares, State Street Global Markets, LLC will be the sole shareholder of each Fund of the Trust.

ITEM 24. INDEMNIFICATION.

Pursuant to Section 5.3 of the Registrant's Amended and Restated Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant's Amended and Restated Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant. Pursuant to paragraph 9 of the Registrant's Investment Advisory Agreement, the Adviser shall not be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the provisions of Rule 484 under the Act, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange

Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant maintains insurance on behalf of any person who is or was a Trustee, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him/her.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

See "Management" in the STATEMENT OF ADDITIONAL INFORMATION as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 26. PRINCIPAL UNDERWRITERS.

(a) State Street Global Markets, LLC, State Street Financial Center, 1 Lincoln Street, Boston, Massachusetts 02110 is the Trust's principal underwriter.

(b) The following is a list of the executive officers, directors and partners of State Street Global Markets, LLC:

Howard Fairweather, Director
Stefan Gavell, Director
Nicholas Bonn, Director
Charles Kaye, Director
Simon Julian Wilson-Taylor, Director
Timothy Harbert, Director
Stanley Shelton, Director
Charles Cutrell, Director
Ralph Francis Vitale, Director
F. Charles R. Hindmarsh, President and CEO
Nicholas Bonn, Executive Vice President and CFO
Dorothy Ann Maturi, Principal
Mark Hansen, Chief Compliance Officer

(c)      Not applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, One Federal Street, Boston, Massachusetts 02110.

ITEM 28. MANAGEMENT SERVICES.

Not applicable.

ITEM 29. UNDERTAKINGS.

Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 13th day of August, 2004.


                                             streetTRACKS(R) SERIES TRUST

                                             By: /s/ Agustin J. Fleites
                                                 -------------------------------
                                                 Agustin J. Fleites*
                                                 President

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES                           TITLE                                        DATE
----------                           -----                                        ----

/s/ Donald A. Gignac                 Principal Accounting Officer,
---------------------------          Treasurer and CFO                            August 13, 2004
Donald A. Gignac*                    for purposes of Section 32(b)

/s/ David M. Kelly                   Trustee                                      August 13, 2004
---------------------------
David M. Kelly*

/s/ Frank Nesvet                     Trustee                                      August 13, 2004
---------------------------
Frank Nesvet*

/s/ Helen Peters                     Trustee                                      August 13, 2004
---------------------------
Helen F. Peters*

/s/ Timothy B. Harbert               Trustee                                      August 13, 2004
---------------------------
Timothy B. Harbert*

/s/ Agustin J. Fleites               President and Trustee                        August 13, 2004
---------------------------
Agustin J. Fleites*

*Pursuant to Power of Attorney

By: /s/ Stephanie M. Nichols
    --------------------------------
    Stephanie M. Nichols
    As Attorney-in-Fact